Inventories	9 Months Ended
Jun. 30, 2025
Disclosure Of Inventories [Abstract]
Inventories

8. INVENTORIES

	June 30, 2025	September 30, 2024
Raw materials	73,000	61,693
Work in progress	67,670	49,398
Finished goods	531,783	513,716
Inventories	672,453	624,807

During the three and nine months ended June 30, 2025, inventories of €170.7 million and €401.9 million, respectively, were recognized as an expense in Cost of sales. During the three and nine months ended June 30, 2024, €154.7 million and €336.0 million, respectively, were recognized as an expense in Cost of sales.

As part of the Cost of sales, write-downs of inventories during the three and nine months ended June 30, 2025 amounted to €3.3 million and €12.1 million, respectively. During the three and nine months ended June 30, 2024, write-downs of inventories amounted to €6.5 million and €12.1 million, respectively.